Summary of Significant Accounting Principles - Additional Information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Segment $ / shares	May 17, 2022 $ / shares	Dec. 31, 2021 $ / shares
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of reportable unit | Segment	1
Intangible asset, useful life	10 years
Goodwill impairment	$ 0
Common stock, par value | $ / shares	$ 0.01	$ 0.01	$ 0.01
Operating lease liability	$ 816
Furniture and Office Equipment | Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property, plant and equipment estimated useful lives	3 years
Furniture and Office Equipment | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property, plant and equipment estimated useful lives	7 years
Manufacturing Equipment | Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property, plant and equipment estimated useful lives	6 years
Manufacturing Equipment | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property, plant and equipment estimated useful lives	10 years
Leasehold Improvements
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Property, plant and equipment, useful lives	the shorter of the remaining lease term or useful life